SELECTED STATEMENT OF OPERATIONS DATA (Tables)	12 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Schedule of Product Information [Table Text Block]

Following are data regarding revenues classified by product lines:

	Years ended December 31,
	2 0 1 2	2 0 1 1	2 0 1 0
	U.S. dollars in thousands

Product line “A”	$15,707	$14,804	$15,717
Product line “B”	4,502	4,109	4,169
	$20,209	$18,913	$19,886

Schedule of Revenue from External Customers Attributed to Foreign Countries by Geographic Area [Table Text Block]
Following are data regarding geographical revenues classified by geographical location of the customers:

	Years ended December 31,
	2 0 1 2	2 0 1 1	2 0 1 0
	U.S. dollars in thousands

United States	$10,882	$9,405	$9,137
United Kingdom	668	403	850
Italy	434	1,542	1,483
Rest of Europe	4,143	4,740	5,456
Israel	3,045	1,551	1,053
Other	1,037	1,272	1,907
	$20,209	$18,913	$19,886

Schedule Of Revenue From External Customers and Property, Plant and Equipment, By Geographical Areas [Table Text Block]	Property and equipment - by geographical location:
	December 31
	2 0 1 2	2 0 1 1
	U.S. dollars in
	thousands

Israel	$292	$487
Romania	381	389
United Kingdom	6	3
United States	2	1
	$681	$880

Schedule Of Research and Development Expense [Table Text Block]
Research and development expenses:

	Years ended December 31,
	2 0 1 2	2 0 1 1	2 0 1 0
	U.S. dollars in thousands

Payroll and related expenses	$3,574	$3,780	$3,185
Rent and related expenses	286	300	266
Depreciation and amortization	163	169	168
Subcontracting	224	114	116
Other	396	310	322
	$4,643	$4,673	$4,057

Schedule Of Selling and Marketing Expenses [Table Text Block]
Selling and marketing expenses:

	Years ended December 31,
	2 0 1 2	2 0 1 1	2 0 1 0
	U.S. dollars in thousands

Payroll and related expenses	$1,180	$1,644	$1,584
Depreciation and amortization	12	17	142
Travel and conventions	155	145	166
Other	177	189	227
	$1,524	$1,995	$2,119

Schedule Of General and Administrative Expenses [Table Text Block]
General and administrative expenses:

	Years ended December 31,
	2 0 1 2	2 0 1 1	2 0 1 0
	U.S. dollars in thousands

Payroll and related expenses	$980	$1,013	$1,065
Depreciation and amortization	24	57	71
Insurances	67	85	114
Office expenses	117	123	78
Professional services	368	337	331
Allowance for doubtful accounts and bad debts	33	(5)	(201)
Other	229	224	97
	$1,818	$1,834	$1,555

Schedule of Other Nonoperating Income (Expense) [Table Text Block]
Financial income - net:

	Years ended December 31,
	2 0 1 2	2 0 1 1	2 0 1 0
	U.S. dollars in thousands
Income:
Interest on bank deposits and short-term investments	$260	$157	$94
Non-dollar currency gains - net	23	-	-
Interest on available for sale securities	47	154	-
	330	311	94
Expenses:
Non-dollar currency losses - net	-	(58)	(19)
Bank commissions and charges	(8)	(21)	(26)
Realized loss on sale of available for sale securities	(24)	(61)	-
	(32)	(140)	(45)

	$298	$171	$49

Schedule of Weighted Average Number of Shares [Table Text Block]

Following are data relating to the weighted average number of shares for the purpose of computing EPS:

	Years ended December 31,
	2 0 1 2	2 0 1 1	2 0 1 0
	U.S. dollars in thousands

Weighted average number of shares issued and outstanding - used in computation of basic EPS	18,767	18,679	18,467
A d d - incremental shares from assumed exercise of options	79	124	146

Weighted average number of shares used in computation of diluted EPS	18,846	18,803	18,613